Capital stock - Movement of Treasury Stock (Detail) shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($) shares
Capital reduction	$ 1,284,223
Treasury stock [member]
Treasury stock shares at beginning balance | shares	30,085
Capital reduction | shares	(4,515)
Treasury stock shares at ending balance | shares	25,570
Beginning balance	$ 1,007,654
Capital reduction	(45,151)
Ending balance	$ 962,503